CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
CONDENSED STATEMENTS OF OPERATIONS
Ordinary shares subject to possible redemption (in shares)	39,570,413	39,570,413	0
Income attributable to ordinary shares subject to possible redemption	$ 24,771	$ 24,771